                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21955

                          Stewart Capital Mutual Funds
               (Exact name of registrant as specified in charter)

                   800 Philadelphia Street, Indiana, PA 15701
               (Address of principal executive offices) (Zip code)

    Stewart Capital Mutual Funds, 800 Philadelphia Street, Indiana, PA 15701
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 - June 30, 2007

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ITEM 1. PROXY VOTING RECORD

                               PROXY VOTING RECORD
                                       FOR
                     STEWART CAPITAL MID CAP FUND SECURITIES

                                                                                         VOTE RECORD
                                                                           ---------------------------------------
  DATE      MEETING                                                           WITH           AGAINST MANAGEMENT
  VOTED      DATE               COMPANY               CUSIP     # SHARES   MANAGEMENT      (INCLUDE EXPLANATION)
--------   --------   ---------------------------   ---------   --------   ----------   --------------------------
03/22/07   04/19/07   Polaris Industries, Inc.      731068102     1525          X       X
                                                                                        voted AGAINST pre-vote for
                                                                                        "other business"
03/28/07   04/26/07   Nicor, Inc.                   654086107     1754          X       X
                                                                                        voted FOR simple majority
                                                                                        vote standard
03/30/07   04/11/07   Weis Markets, Inc.            948849104     1887          X
04/02/07   04/24/07   Frontier Oil Corporation      35914P105     2995          X
04/06/07   04/18/07   C.R. Bard, Inc.               067383109      281          X
04/16/07   05/25/07   Old Republic International    680223104     5863          X
04/16/07   04/26/07   Southern Corporation          84265V105     1453          X
04/16/07   05/17/07   Oneok, Inc.                   682680103     2107          X       X
                                                                                        voted FOR separation of
                                                                                        CEO & Chairman positions
04/18/07   05/16/07   Verasun Energy Group          92336G106     5356          X
04/18/07   05/17/07   Barr Pharmaceuticals, Inc.    068306109     2702          X
04/26/07   05/17/07   The PMI Group, Inc.           69344M101     2951          X
04/26/07   05/17/07   Boyd Gaming Corporation       103304101     2841          X
04/27/07   05/08/07   Cummins, Inc.                 231021106      829          X
04/30/07   05/14/07   Nu Skin Enterprises           67018T105     7713          X
05/04/07   05/17/07   Cedar Fair                    150185106     4418          X
05/04/07   05/21/07   Limited Brands                532716107     4997          X       X
                                                                                        voted FOR board
                                                                                        declassification
05/08/07   05/09/07   Mercury General               589400100     2189          X
05/11/07   05/30/07   Endo Pharmaceuticals          29264F205     1304          X
05/11/07   05/23/07   Fidelity National Financial   31620R105     5381          X
05/14/07   05/16/07   General Maritime              Y2692M103     7006          X
05/22/07   05/29/07   Teekay Shipping               Y8564W103     2501          X
05/22/07   06/19/07   Armor Holdings                042260109     2351          X
06/29/07   07/26/07   Constellation Brands          21036P108     3304          X

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stewart Capital Mutual Funds


By (Signature and Title)  /s/ Malcolm E. Polley   , Principal Executive Officer
                         -------------------------
Date   August 7, 2007
     --------------------------------